Label		Element	Value
Risk Return Abstract		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Aug. 31, 2015
Registrant Name		dei_EntityRegistrantName	Advisors' Inner Circle Fund II
Central Index Key		dei_EntityCentralIndexKey	0000890540
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Aug. 31, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 31, 2015
Prospectus Date		rr_ProspectusDate	Aug. 31, 2015
RQSI SMALL CAP HEDGED EQUITY FUND
Risk Return Abstract		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	RQSI SMALL CAP HEDGED EQUITY FUND
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The RQSI Small Cap Hedged Equity Fund (the "Fund") seeks total return with lower volatility than the overall equity market.
Expense [Heading]		rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. "Equity securities" are primarily common stocks of U.S. companies, but may also include American Depositary Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership interest in a foreign security, and derivative instruments and exchange-traded funds ("ETFs") with returns based on equity indices, which the Fund primarily uses for hedging purposes. The Fund considers "small capitalization companies" to be those with market capitalizations within the range of the market capitalizations of companies in the Russell 2000 Index or the S&P SmallCap 600 Index at the time of purchase. While the market capitalization ranges of the Russell 2000 Index and S&P SmallCap 600 Index change throughout the year, as of May 29, 2015, the market capitalization range of the Russell 2000 Index was between $177 million and $4.3 billion, and as of July 31, 2015, the market capitalization range of the S&P SmallCap 600 Index was between $60 million and $3.76 billion. The Fund utilizes derivatives, principally options and futures, and ETFs to seek to hedge (i.e., offset) the risk of price declines and reduce volatility.

In selecting investments for the Fund, Ramsey Quantitative Systems, Inc. ("RQSI" or the "Adviser") seeks to build a diversified portfolio of small capitalization equity securities that the Adviser believes offer an asymmetric risk/return profile, that is, more and higher returns on the upside and fewer and lower returns on the downside. The Adviser employs a proprietary screening process that evaluates various technical and fundamental factors, including analysis of financial statements, public filings, earnings calls and third-party research, in an effort to identify quality businesses with the potential for appreciation. The Adviser continually monitors the Fund's portfolio and may sell a security when the security is trading near or above the Adviser's appraised value, the Adviser determines that there is a fundamental change in the security's prospects or management of the company is not enhancing shareholder value, or better investment opportunities become available.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small capitalization companies.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment in the Fund could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL CAPITALIZATION COMPANY RISK -- The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EXCHANGE-TRADED FUND RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based or the ETF's other holdings and the value of the Fund's investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

DERIVATIVES RISK -- The Fund's use of options and futures is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

MANAGEMENT RISK -- The value of the Fund may decline if the Adviser's judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect. Because a portion of the Fund is selected using a proprietary screening process, the Fund is subject to the additional risk that the Adviser's judgments regarding the investment criteria underlying the screening process may prove to be incorrect.

PORTFOLIO TURNOVER RISK -- The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment in the Fund could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund's website at www.rqsifunds.com or by calling toll-free to 1-844-445-RQSI (1-844-445-7774).

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	Current performance information is available by calling toll-free to 1-844-445-RQSI (1-844-445-7774).
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	Current performance information is available on the Fund's website at www.rqsifunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
RQSI SMALL CAP HEDGED EQUITY FUND | Institutional Shares
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.80%
12b-1 Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.41%
Other Expenses		rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 384
RQSI SMALL CAP HEDGED EQUITY FUND | Retail Shares
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.80%
12b-1 Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component1OtherExpensesOverAssets	0.10%
Other Operating Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.41%
Other Expenses		rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 159
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 493

[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.